Offerings	Jun. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,213,175
Proposed Maximum Offering Price per Unit	1.49
Maximum Aggregate Offering Price	$ 1,807,630.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 249.63
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the common stock, par value $0.0001 per share (“Common Stock”) of Firefly Neuroscience, Inc. (the “Registrant”) reported by The Nasdaq Stock Market LLC on June 16, 2026.

Represents up to 1,213,175 shares of Common Stock issued pursuant to the to that certain Securities Purchase Agreement, dated March 8, 2026 (the “March 2026 Securities Purchase Agreement”), by and between the and the Registrant and other parties signatory.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock on The Nasdaq Global Select Market on June 16, 2026. (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act).

The Registrant has subsequently reduced the total registered amount of Common Stock being offered to 20,499,999 shares.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, issuable upon exercise of pre-funded warrants
Amount Registered | shares	5,620,158
Proposed Maximum Offering Price per Unit	1.49
Maximum Aggregate Offering Price	$ 8,374,035.42
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,156.45
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the common stock, par value $0.0001 per share (“Common Stock”) of Firefly Neuroscience, Inc. (the “Registrant”) reported by The Nasdaq Stock Market LLC on June 16, 2026.

Represents up to 5,620,158 shares of Common Stock issuable upon exercise of certain pre funded warrants with an initial exercise price of $0.0001 per share pursuant to the March 2026 Securities Purchase Agreement.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock on The Nasdaq Global Select Market on June 16, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act).

The Registrant has subsequently reduced the total registered amount of Common Stock being offered to 20,499,999 shares.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon exercise of common stock purchase warrants
Amount Registered | shares	6,833,333
Proposed Maximum Offering Price per Unit	1.49
Maximum Aggregate Offering Price	$ 10,181,666.17
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,406.09
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the common stock, par value $0.0001 per share (“Common Stock”) of Firefly Neuroscience, Inc. (the “Registrant”) reported by The Nasdaq Stock Market LLC on June 16, 2026.

Represents up to 6,833,333 shares of Common Stock issuable upon exercise of common stock purchase warrants with an initial exercise price of $1.80 per share pursuant to the March 2026 Securities Purchase Agreement;.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock on The Nasdaq Global Select Market on June 16, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act).

The Registrant has subsequently reduced the total registered amount of Common Stock being offered to 20,499,999 shares.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon exercise of common stock purchase warrants
Amount Registered | shares	6,833,333
Proposed Maximum Offering Price per Unit	1.49
Maximum Aggregate Offering Price	$ 10,181,666.17
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,406.09
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the common stock, par value $0.0001 per share (“Common Stock”) of Firefly Neuroscience, Inc. (the “Registrant”) reported by The Nasdaq Stock Market LLC on June 16, 2026.

Represents up to 6,833,333 shares of Common Stock issuable upon exercise of common stock purchase warrants with an initial exercise price of $2.50 per share pursuant to the March 2026 Securities Purchase Agreement.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock on The Nasdaq Global Select Market on June 16, 2026. (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act).

The Registrant has subsequently reduced the total registered amount of Common Stock being offered to 20,499,999 shares.